FORMATION TRANSACTIONS AND INITIAL PUBLIC OFFERING (Notes)	12 Months Ended
Dec. 31, 2014
Formation Transactions and Initial Public Offering [Abstract]
FORMATION TRANSACTIONS AND INITIAL PUBLIC OFFERING [Text Block]
FORMATION TRANSACTIONS AND INITIAL PUBLIC OFFERING

During April 2011, the following transactions in connection with the transfer of the interests in the Golar Winter and the subsequent IPO occurred:

Capital contribution

(i)	Golar contributed to us its 100% interest in the subsidiary which leased the Golar Winter. This has been accounted for as a capital contribution by Golar to us.

Recapitalization of the Partnership

(ii)
We issued to Golar 23,127,254 common units and 15,949,831 subordinated units, representing a 98% limited partner interest in us, in exchange for Golar’s existing 98% limited partner interest in us; and

(iii)
We issued 797,492 general partner units to the General Partner, representing a 2% general partner interest in us, and 81% of the IDRs. The remaining 19% of the IDRs were issued to Golar Energy. The IDRs entitle the holder to increasing percentages of the cash we distribute in excess of $0.4428 per unit per quarter.

Initial Public Offering

(iv)
In the IPO, Golar sold 13,800,000 of our common units to the public at a price of $22.50 per unit, raising gross proceeds of $310.5 million. 1,800,000 of our common units were sold pursuant to the exercise of the overallotment option granted to the underwriters. Expenses relating to the IPO were borne by Golar.

Rights and Obligations of Partnership Units

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Common units. These represent limited partner interests in us. During the subordination period, the common units have preferential dividend and liquidation rights over the subordinated units as described in note 28. Each outstanding common unit is entitled to one vote on matters subject to a vote of common unitholders. However, if at any time, any person or group owns beneficially more than 4.9% or more of any class of units outstanding, any such units owned by that person or group in excess of 4.9% may not be voted (except for purposes of nominating a person for election to our board). The voting rights of any such common unitholder in excess of 4.9% will effectively be redistributed pro rata among the other common unitholders holding less than 4.9% of the voting power of such class of units. The General Partner, its affiliates and persons who acquired common units with the prior approval of the board of directors will not be subject to this 4.9% limit except with respect to voting their common units in the election of the four elected directors.

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Subordinated units. These represent limited partner interests in us. Subordinated units have limited voting rights and most notably are excluded from voting in the election of the elected directors. During the subordination period, the common units have preferential dividend rights to the subordinated units (see note 28). The subordination period will end on the satisfaction of various tests as prescribed in the Partnership Agreement, but will not end before March 31, 2016, except with the removal of the General Partner as the general partner. Upon the expiration of the subordination period, the subordinated units will convert into common units and will be subject to the same rights as common units.

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General Partner units. General partner units have preferential liquidation and dividend rights over the subordinated units. There is a limitation on the transferability of the general partner interest such that the General Partner may not transfer all or any part of its general partner interest to another person (except to an affiliate of the General Partner or another entity as part of the merger or consolidation of the General Partner with or into another entity or the transfer by the General Partner of all or substantially all of its assets to another entity) prior to March 31, 2021 without the approval of the holders of at least a majority of the outstanding common units, excluding common units held by the General Partner and its affiliates. The general partner units are not entitled to vote in the election of the four elected directors. However, the General Partner in their sole discretion appoints three of the seven board directors.

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IDRs. The IDRs are non-voting and represent rights to receive an increasing percentage of quarterly distributions of available cash from operating surplus after the minimum quarterly distribution and the target distribution levels have been achieved as described in note 28. The General Partner (including Golar Energy) or its affiliates may not transfer all or any part of its IDRs to another person (except to an affiliate of the General Partner or another entity as part of the merger or consolidation of the General Partner with or into another entity or the transfer by the General Partner of all or substantially all of its assets to another entity) prior to March 31, 2016 without the approval of the holders of at least a majority of the outstanding common units, excluding common units held by the General Partner and its affiliates.

The Partnership Agreement provides that if the General Partner is removed as a general partner under circumstances where cause does not exist and units held by the General Partner and its affiliates are not voted in favor of that removal:

•	the subordination period will end and all outstanding subordinated units will immediately convert into common units on a one-for-one basis;

•	any existing arrearages in payment of the minimum quarterly distribution on the common units will be extinguished; and

•
the General Partner will have the right to convert its general partner interest and its IDRs (and Golar Energy will have the right to convert its IDRs) into common units or to receive cash in exchange for those interests based on the fair market value of the interests at the time.

Agreements

In connection with the IPO, we entered into several agreements including:

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A management and administrative services agreement with Golar Management Limited, a subsidiary of Golar ("Golar Management"), pursuant to which Golar Management agreed to provide certain management and administrative services to us;

•	A $20.0 million revolving credit agreement with Golar; and

•	An Omnibus Agreement with Golar, the General Partner and others governing, among other things:

•	To what extent we and Golar may compete with each other;

•	Certain rights of first offer on certain FSRUs and LNG carriers operating under charters for five or more years; and

•	The provision of certain indemnities to us by Golar.

We exercised our option under the Omnibus Agreement to purchase the Golar Freeze from Golar in October 2011 and the NR Satu in July 2012.